Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000072760
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
NORTHEAST INVESTORS TRUST
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Northeast Investors Trust is a no load high yield bond fund whose primary objective is the production of income. Capital appreciation is also an objective of the Trust but its achievement must be compatible with the primary objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses as of 9/30/22 (Expenses Deducted From Fund Assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Trust pays transaction costs, such as commissions, when it buys or sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual Trust operating expenses or in the example, may affect the Trust’s investment performance. Also, a higher portfolio turnover rate may result in an elevated level of capital gains. During the most recent fiscal year, the Trust’s portfolio turnover rate was 44.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and capital gains distributions, and that the Trust’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Primary Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Trust invests primarily in marketable securities of established companies which the Trust’s portfolio managers believe provide income and which, where consistent with the objective, may have potential for capital appreciation. These investments may include bonds which may be purchased at a discount or premium, preferred securities, common stocks, convertible securities and securities with warrants attached. The Trust’s portfolio emphasizes high yield corporate bonds (sometimes referred to as ‘junk bonds’) which are unrated or rated as lower than investment grade by either of the two principal rating services. Equity investments, which are generally acquired via corporate debt restructurings, are considered for their potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Lower Rated or Unrated Debt Securities: Lower rated or unrated debt securities (sometimes referred to as “high yield” or “junk” bonds) may be subject to more market volatility than higher rated debt securities, which can present an increased risk of investment loss. Prices of high yield bonds are generally more negatively sensitive to a decline of domestic and global economic activity, which may adversely affect the issuer’s perceived or actual ability to make current interest or principal (maturity) payments.

Equity Risk: To the extent the Trust holds equity securities, it runs the risk that general deterioration in equity markets or in a particular holding may result in the Trust’s stock holdings to decline and its net asset value per share to fall.

Income Risk: Falling interest rates and bond defaults may negatively impact the Trust’s distributable income. In addition, during periods of declining interest rates, higher yielding securities may be called and the Trust may be unable to reinvest those proceeds in similar yielding securities. Therefore, shareholders should expect the Trust’s quarterly dividend distributions to decline under these circumstances.

Indemnification Risk: A lawsuit filed by former Trustee Robert B. Minturn (“Minturn”) against the current Trustees and another former Trustee (together with the current Trustees, the “Defendant Trustees”) seeks the portion of the Trustee fees that Minturn alleges he is owed pursuant to a contractual agreement among the Trustees. The current Trustees believe they acted in accordance with the agreement and their fiduciary duties and in the best interests of the Trust and its shareholders in taking the steps that are the subject of the lawsuit. Those steps included reducing and then suspending the payments that Minturn was receiving from the Trustees’ fees paid by the Trust. The Trust was, but is no longer, a defendant to Minturn’s action. A partial summary judgment (the “Judgment”) was granted by the court in favor of Minturn in the amount of $794,500, and the Defendant Trustees have appealed this judgment. If the Defendant Trustees lose their appeal or settle the suit, they may seek indemnification under the Declaration of Trust for an amount not to exceed that granted by the court. At a special meeting held in December 2022, the Board of Trustees, after reviewing an opinion provided by special independent counsel, adopted, by a majority vote, a resolution that, among other things: (i) indemnification by the Trust of each of the Independent Trustees for the Judgment is necessary and proper if the Trustees lose their appellate case against Minturn; and (ii) that each Independent Trustee shall be indemnified for the amount of the Judgment to pay the Judgment or any amount that is reasonably attributable to the Judgment Amount of a settlement agreed to by all of the Trustees. With this, the Trust deems a payment under the indemnification clause of the Declaration of Trust as foreseeable and accrued a $635,600 potential loss pursuant to the court’s decision of $794,500 as a contingent liability and posted a related expense.

Interest Rate Risk: The value of debt securities, generally, moves inversely to the rise and fall of interest rates. Longer-term debt securities are more sensitive to changes in interest rates than those with shorter maturities. Therefore, shareholders should generally expect the Trust’s net asset value per share to decline during periods of rising interest rates.

Issuer Risk: The value of a specific security may decline for reasons directly related to the issuer, such as management performance, financial leverage or a reduced demand for its products or services.

Liquidity Risk: The market for high yield debt securities is generally less liquid than markets for higher rated fixed income instruments, which may present more difficulty in valuing or selling these securities timely at a desired price, especially during times of elevated market volatility. General market volatility can lead to an unexpected rise in investor redemptions from the Trust and across the asset class which in turn may contribute to the illiquidity of high yield debt markets and an increase to liquidity risk. The Trust may have difficulty in the timely disposal of securities at current prices during periods of elevated market illiquidity leading to a decline of its net asset value.

Market Risk: There is the risk that the value of the securities owned by the Trust may go up or down, sometimes sharply or unpredictably, due to factors, both domestic and foreign, affecting securities markets in general or affecting particular sectors. There is a risk that you could lose money by investing in the Trust, and there is no assurance that it will achieve its investment objectives. The Trust is generally for investors with longer-term investment horizons, and should not be used for short term trading purposes. An investment in the Trust involves risk and should be part of a balanced investment program.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance related information provides some indication of the risks of investing in the Trust. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index for the periods indicated. The table also presents the impact of taxes on the Trust’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares. Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown below. The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.

The after-tax returns shown below are not relevant to investors who own the Trust in a tax-deferred account, such as an individual retirement account (IRA) or a 401(k) plan, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns:
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows the change in value of the Trust’s shares over the past 10 years. It illustrates how the returns can differ from one year to the next. The Trust may experience short-term swings of performance as suggested by the best and worst calendar quarter returns shown below.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter: 2nd quarter 2016, up 14.92%	Worst quarter: 1st quarter 2016, down 10.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown below are not relevant to investors who own the Trust in a tax-deferred account, such as an individual retirement account (IRA) or a 401(k) plan, because such accounts are subject to taxes only upon distribution.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares.
NORTHEAST INVESTORS TRUST | ICE Bank of America Merrill Lynch U.S. High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.22%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[1]
NORTHEAST INVESTORS TRUST | NORTHEAST INVESTORS TRUST SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NTHEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,070
Annual Return 2013	rr_AnnualReturn2013	13.01%
Annual Return 2014	rr_AnnualReturn2014	(5.36%)
Annual Return 2015	rr_AnnualReturn2015	(17.99%)
Annual Return 2016	rr_AnnualReturn2016	16.72%
Annual Return 2017	rr_AnnualReturn2017	6.28%
Annual Return 2018	rr_AnnualReturn2018	(5.04%)
Annual Return 2019	rr_AnnualReturn2019	0.92%
Annual Return 2020	rr_AnnualReturn2020	(3.61%)
Annual Return 2021	rr_AnnualReturn2021	5.17%
Annual Return 2022	rr_AnnualReturn2022	(2.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	10.32%
1 Year	rr_AverageAnnualReturnYear01	(2.49%)
5 Years	rr_AverageAnnualReturnYear05	(1.08%)
10 Years	rr_AverageAnnualReturnYear10	0.30%
NORTHEAST INVESTORS TRUST | NORTHEAST INVESTORS TRUST SHARES | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	(2.24%)
NORTHEAST INVESTORS TRUST | NORTHEAST INVESTORS TRUST SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(1.67%)
10 Years	rr_AverageAnnualReturnYear10	(0.80%)

[1]	The ICE Bank of America Merrill Lynch U.S. High Yield Index is an unmanaged market capitalization-weighted index comprised of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Bonds included in the index have maturities of one year or more and have a below investment grade rating, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.
[2]	The Trustees are responsible for the portfolio management of the Trust.